Trade and Other Receivables and Prepayments - Trade Receivables Denominated in Currency other than the Functional Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 USD ($)		Dec. 31, 2017 CNY (¥)
Disclosure of financial assets [line items]
Trade receivables denominated in currency other than the functional currency	¥ 526,974	[1]	$ 76,644	[1]	¥ 587,510
US Dollar [member]
Disclosure of financial assets [line items]
Trade receivables denominated in currency other than the functional currency	¥ 34,967		$ 5,086		¥ 33,423

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on these items by using a provision matrix grouped by ageing.